Capital management policies and procedures (Tables)	12 Months Ended
Dec. 31, 2019
Capital management policies and procedures [Abstract]
Capital Management Summary
As of December 31, 2019 and 2018, the capital management is summarized as follows:

	2019	2018
Stockholders’ equity	$2,422,792	$2,124,258
Cash and cash equivalents	(512,799)	(318,155)
Stockholders’ equity, net	1,909,993	1,806,103

Total financial debt	257,926	615,425
Leasing liabilities	587,359	-
Overall financing	$845,285	$615,425

Capital-to-overall financing ratio	2.26	2.93